UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 62.2%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$778,352

Total Albania			$778,352

Argentina — 0.6%

Argentina POM Politica Monetaria, 54.47%, (ARLLMONP), 6/21/20(2)	ARS	94,320	$2,152,284

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(2)	ARS	10,091	178,763

City of Buenos Aires, 46.61%, (BADLAR + 5.00%), 1/23/22(2)	ARS	1,132	22,215

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	77,967	1,288,359

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	13,460	267,123

Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	1,427,054

Total Argentina			$5,335,798

Armenia — 0.4%

Republic of Armenia, 6.00%, 9/30/20(1)	USD	4,150	$4,255,771

Total Armenia			$4,255,771

Bahrain — 0.4%

CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	200	$218,742

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	877,600

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	212,625

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,126,351

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	1,430	1,530,300

Total Bahrain			$3,965,618

Barbados — 0.3%

Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	4,628	$2,659,712

Total Barbados			$2,659,712

Bosnia and Herzegovina — 0.3%

Republic of Srpska, 1.50%, 6/30/23	BAM	162	$91,298

Republic of Srpska, 1.50%, 10/30/23	BAM	442	241,045

Republic of Srpska, 1.50%, 12/15/23	BAM	24	13,410

Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,147,642

Republic of Srpska, 1.50%, 6/9/25	BAM	374	206,478

Republic of Srpska, 1.50%, 12/24/25	BAM	407	223,873

Republic of Srpska, 1.50%, 9/25/26	BAM	289	158,745

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina (continued)

Republic of Srpska, 1.50%, 9/26/27	BAM	99	$53,870

Total Bosnia and Herzegovina			$3,136,361

Brazil — 0.8%

Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,366,145

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,074,706

Total Brazil			$7,440,851

Colombia — 0.3%

Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,036,225

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,289,340

Total Colombia			$3,325,565

Costa Rica — 0.0%(5)

Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	65,151	$97,983

Total Costa Rica			$97,983

Croatia — 0.6%

Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,925,109

Total Croatia			$5,925,109

Dominican Republic — 3.1%

Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$220,856

Dominican Republic, 10.25%, 1/11/24(1)	DOP	232,800	4,787,255

Dominican Republic, 10.375%, 3/4/22(1)	DOP	135,000	2,729,670

Dominican Republic, 10.50%, 4/7/23(1)	DOP	331,300	6,840,965

Dominican Republic, 10.75%, 8/11/28(1)	DOP	698,400	14,533,398

Dominican Republic, 11.00%, 11/6/26(1)	DOP	6,200	131,563

Dominican Republic, 11.00%, 12/4/26(1)	DOP	6,700	144,766

Total Dominican Republic			$29,388,473

Fiji — 0.8%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,780,556

Total Fiji			$7,780,556

Georgia — 0.2%

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	3,079	$1,141,564

Georgia Treasury Bond, 7.625%, 7/13/19	GEL	2,567	952,817

Total Georgia			$2,094,381

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 9.1%

Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,105,857

Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	6,150,918

Indonesia Government Bond, 7.50%, 5/15/38	IDR	421,293,000	27,242,136

Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	341,866

Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	823,830

Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,816,000	27,744,039

Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,177,643

Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,039,430

Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,446,267

Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,324,330

Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,947,891

Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	443,916

Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,726,467

Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	687,916

Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,804,875

Total Indonesia			$88,007,381

Macedonia — 0.6%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,753,177

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,162,713

Total Macedonia			$5,915,890

Malaysia — 2.0%

Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,505,713

Total Malaysia			$19,505,713

Mexico — 1.3%

Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,807,497

Mexican Bonos, 8.00%, 12/7/23	MXN	108,000	5,710,665

Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,107,731

Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,913,489

Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,334,798

Total Mexico			$12,874,180

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	257,600	$644,051

Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	128,800	320,320

Total Nigeria			$964,371

Peru — 8.5%

Peru Government Bond, 5.20%, 9/12/23	PEN	103,217	$32,751,427

Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,358,058

Security		Principal Amount (000’s omitted)	Value

Peru (continued)

Peru Government Bond, 6.15%, 8/12/32(1)(3)	PEN	6,029	$1,923,246

Peru Government Bond, 6.35%, 8/12/28	PEN	85,942	28,314,829

Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,364,697

Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	731,799

Peru Government Bond, 8.20%, 8/12/26	PEN	20,412	7,441,129

Total Peru			$81,885,185

Russia — 3.4%

Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	$11,591,521

Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	484,200

Russia Government Bond, 8.15%, 2/3/27	RUB	1,157,846	18,218,061

Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,760,651

Total Russia			$33,054,433

Serbia — 7.9%

Republic of Serbia, 4.875%, 2/25/20(1)	USD	5,594	$5,663,897

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,312,640	33,835,278

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,358,970	13,890,125

Serbia Treasury Bond, 10.00%, 6/5/21	RSD	71,010	766,011

Serbia Treasury Bond, 10.00%, 9/11/21	RSD	323,470	3,532,546

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	16,734,213

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,859,052

Total Serbia			$76,281,122

Seychelles — 0.2%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,376	$1,408,031

Total Seychelles			$1,408,031

South Africa — 5.3%

Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,834,175

Republic of South Africa, 8.50%, 1/31/37	ZAR	312,840	19,717,397

Republic of South Africa, 8.75%, 1/31/44	ZAR	178,487	11,269,735

Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	14,618,965

Total South Africa			$51,440,272

Sri Lanka — 3.1%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	$1,053,097

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,395,177

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	120,000	664,940

Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	262,000	1,470,385

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	792,910	4,359,225

Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	640,000	3,659,389

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	140	$804

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	649,097

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,524,684

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	258,763

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	578,000	3,339,436

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	809,000	4,708,541

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	148,000	860,515

Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,427,796

Total Sri Lanka			$29,371,849

Tanzania — 0.2%

United Republic of Tanzania, 8.688%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	1,983	$2,024,429

Total Tanzania			$2,024,429

Thailand — 2.3%

Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	505,464	$14,904,542

Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	6,807,772

Total Thailand			$21,712,314

Turkey — 2.5%

Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	$7,247,593

Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,642,404

Turkey Government Bond, 8.50%, 9/14/22	TRY	50,512	5,807,242

Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,150,708

Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	2,822,165

Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	5,208,542

Total Turkey			$23,878,654

Ukraine — 7.8%

Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	380,140	$12,251,588

Ukraine Government International Bond, 10.00%, 8/23/23(1)	UAH	228,328	6,951,064

Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	376,960	13,795,107

Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	1,101,779	41,705,989

Total Ukraine			$74,703,748

Total Foreign Government Bonds (identified cost $629,768,216)			$599,212,102

Foreign Corporate Bonds — 1.1%
Security		Principal Amount (000’s omitted)	Value

Colombia — 0.0%(5)

Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$225,461

Total Colombia			$225,461

Indonesia — 0.2%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,480,524

Total Indonesia			$1,480,524

Mexico — 0.1%

America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$315,708

Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	474,567

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	294,133

Total Mexico			$1,084,408

Peru — 0.8%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$7,865,927

Total Peru			$7,865,927

Total Foreign Corporate Bonds (identified cost $11,502,114)			$10,656,320

Sovereign Loans — 0.3%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.2%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(7)		$3,760	$2,059,728

Total Barbados			$2,059,728

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$1,333	$1,283,753

Total Ethiopia			$1,283,753

Total Sovereign Loans (identified cost $5,036,035)			$3,343,481

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 32.2%

Foreign Government Securities — 22.9%
Security		Principal Amount (000’s omitted)	Value

Egypt — 12.5%

Egypt Treasury Bill, 0.00%, 5/14/19	EGP	86,200	$4,990,362

Egypt Treasury Bill, 0.00%, 6/4/19	EGP	54,825	3,163,687

Egypt Treasury Bill, 0.00%, 6/18/19	EGP	36,000	2,043,534

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	21,325,105

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	33,075	1,846,566

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	637,300	35,468,510

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	7,425	414,392

Egypt Treasury Bill, 0.00%, 9/3/19	EGP	16,875	927,530

Egypt Treasury Bill, 0.00%, 9/17/19	EGP	127,675	7,038,395

Egypt Treasury Bill, 0.00%, 10/1/19	EGP	138,075	7,565,641

Egypt Treasury Bill, 0.00%, 10/8/19	EGP	135,025	7,376,218

Egypt Treasury Bill, 0.00%, 10/15/19	EGP	184,325	10,039,196

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	100,650	5,094,297

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	261,075	13,003,953

Total Egypt			$120,297,386

Georgia — 1.9%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	2,460	$909,427

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,430	528,651

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,460	539,741

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	2,430	898,336

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	989	365,434

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	1,980	731,978

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	1,920	709,797

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	990	365,989

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,670	617,375

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,983	1,102,588

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	3,950	1,461,205

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,330	1,231,860

Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,042	385,250

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	1,532	566,469

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	685	253,235

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,350	499,076

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,470	543,438

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	2,700	995,506

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	3,780	1,386,862

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	4,793	1,752,059

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	6,595	2,407,004

Total Georgia			$18,251,280

Security		Principal Amount (000’s omitted)	Value

Nigeria — 8.3%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	6,888,980	$18,875,232

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	2,821,990	7,512,892

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	4,149,990	10,957,090

Nigeria OMO Bill, 0.00%, 9/19/19	NGN	5,266,800	13,869,189

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	1,046,704	2,749,032

Nigeria OMO Bill, 0.00%, 10/10/19	NGN	385,410	1,007,066

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	386,390	960,936

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	5,913,610	14,633,132

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	3,863,940	9,583,937

Total Nigeria			$80,148,506

Uruguay — 0.2%

Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	78,800	$2,132,597

Total Uruguay			$2,132,597

Total Foreign Government Securities (identified cost $217,922,354)			$220,829,769

U.S. Treasury Obligations — 4.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(8)		$19,800	$19,798,724

U.S. Treasury Bill, 0.00%, 5/23/19(8)		24,550	24,514,938

Total U.S. Treasury Obligations (identified cost $44,313,663)			$44,313,662

Other — 4.7%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(9)		44,698,820	$44,698,820

Total Other (identified cost $44,698,820)			$44,698,820

Total Short-Term Investments (identified cost $306,934,837)			$309,842,251

Total Investments — 95.8% (identified cost $953,241,202)			$923,054,154

Other Assets, Less Liabilities — 4.2%			$40,477,010

Net Assets — 100.0%			$963,531,164

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $173,122,016 or 18.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $3,686,172 or 0.4% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	322,102,893	USD	81,642,180	5/3/19	$503,874

BRL	9,490,858	USD	2,405,611	5/3/19	14,847

BRL	429,003,554	USD	108,203,075	5/3/19	1,205,905

BRL	12,322,000	USD	3,123,210	5/3/19	19,276

USD	108,737,879	BRL	429,003,554	5/3/19	(671,102)

USD	3,207,184	BRL	12,322,000	5/3/19	64,698

USD	2,377,767	BRL	9,490,858	5/3/19	(42,691)

USD	81,824,690	BRL	322,102,893	5/3/19	(321,364)

IDR	72,000,000,000	USD	5,066,854	5/6/19	(15,252)

IDR	187,417,576,900	USD	13,189,133	5/6/19	(39,701)

USD	18,266,615	IDR	259,568,600,000	5/6/19	54,985

PHP	32,730,000	USD	617,780	5/8/19	10,727

PHP	48,139,000	USD	914,321	5/8/19	10,081

PHP	38,000,000	USD	727,830	5/8/19	1,876

EUR	36,422	USD	41,256	5/9/19	(383)

USD	568,201	EUR	501,630	5/9/19	5,276

CZK	200,000,000	USD	8,771,930	5/13/19	(18,422)

PHP	46,869,000	USD	894,617	5/13/19	6,032

PHP	47,423,000	USD	905,451	5/13/19	5,844

PHP	23,435,000	USD	447,318	5/13/19	3,016

USD	8,782,191	EUR	7,708,951	5/13/19	128,277

IDR	11,042,700,754	USD	770,331	5/20/19	3,701

IDR	259,568,600,000	USD	18,217,897	5/20/19	(23,562)

USD	13,153,957	IDR	187,417,576,900	5/20/19	17,013

USD	5,053,341	IDR	72,000,000,000	5/20/19	6,536

USD	1,752,296	IDR	25,000,000,000	5/20/19	(67)

USD	646,137	IDR	9,262,380,000	5/20/19	(3,105)

USD	2,740,007	IDR	39,278,000,000	5/20/19	(13,165)

MXN	543,948,660	USD	28,483,760	5/24/19	111,668

CLP	600,000,000	USD	903,955	5/28/19	(18,248)

CLP	1,228,784,000	USD	1,867,056	5/28/19	(53,152)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CLP	1,750,600,000	USD	2,639,427	5/28/19	$(55,230)

CLP	16,772,886,000	USD	25,762,823	5/28/19	(1,003,055)

MXN	811,556,637	USD	41,619,356	6/3/19	975,670

MXN	95,295,492	USD	4,955,100	6/3/19	46,540

USD	1,978,620	MXN	38,582,098	6/3/19	(46,384)

USD	4,887,074	MXN	95,295,492	6/3/19	(114,566)

USD	5,638,864	MXN	109,955,025	6/3/19	(132,190)

BRL	322,102,893	USD	81,607,016	6/4/19	337,717

MXN	226,880,314	USD	11,894,056	6/10/19	285

USD	8,541,707	MXN	168,000,000	6/10/19	(265,797)

COP	39,010,827,000	USD	12,353,212	6/19/19	(316,084)

COP	141,320,260,501	USD	44,448,720	6/19/19	(843,130)

USD	17,574,524	PEN	58,101,375	6/25/19	44,400

USD	10,475,318	PEN	34,631,400	6/25/19	26,464

USD	5,344,828	PEN	17,670,000	6/25/19	13,503

USD	1,384,799	PEN	4,573,714	6/25/19	4,835

USD	31,155,854	EUR	27,325,597	6/27/19	360,743

COP	32,228,091,000	USD	10,245,940	7/5/19	(308,846)

IDR	32,000,000,000	USD	2,222,377	7/5/19	9,049

PEN	12,650,000	USD	3,824,063	7/12/19	(10,099)

USD	8,795,274	PEN	29,094,765	7/12/19	23,227

USD	1,677,154	PEN	5,548,024	7/12/19	4,429

USD	1,693,875	PEN	5,661,945	7/12/19	(13,197)

USD	2,939,927	PEN	9,827,000	7/12/19	(22,905)

USD	9,874,573	PEN	33,006,749	7/12/19	(76,933)

USD	41,466,278	ZAR	594,978,895	7/12/19	217,789

USD	16,362,198	ZAR	234,773,000	7/12/19	85,937

ZAR	306,057,000	USD	21,330,244	7/12/19	(112,031)

COP	49,149,264,000	USD	15,579,448	7/17/19	(433,652)

EUR	10,097,000	USD	11,468,778	7/18/19	(69,547)

EUR	48,456,818	USD	54,776,072	7/18/19	(69,677)

USD	3,760,696	EUR	3,296,745	7/18/19	38,763

USD	7,185,361	EUR	6,356,420	7/18/19	9,140

USD	637,154	EUR	558,549	7/18/19	6,567

EUR	2,437,927	USD	2,793,609	7/25/19	(39,648)

RUB	250,000,000	USD	3,852,763	7/25/19	(28,287)

RUB	2,345,867,159	USD	36,152,279	7/25/19	(265,429)

USD	17,020,220	RUB	1,104,416,515	7/25/19	124,962

USD	4,007,613	RUB	260,048,000	7/25/19	29,424

USD	13,247,616	EUR	11,655,273	8/2/19	72,646

USD	13,192,559	EUR	11,451,278	8/15/19	234,423

USD	3,691,277	ZAR	52,742,816	8/23/19	53,381

ZAR	193,500,000	USD	13,542,359	8/23/19	(195,842)

EUR	53,916,000	USD	60,634,473	8/30/19	450,663

USD	4,971,463	EUR	4,420,611	8/30/19	(36,950)

					$(335,504)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	77,000,000	EUR	2,974,743	HSBC Bank USA, N.A.	5/2/19	$32,615	$—

CZK	51,800,000	EUR	2,008,637	JPMorgan Chase Bank, N.A.	5/2/19	13,589	—

EUR	5,014,795	CZK	128,800,000	Bank of America, N.A.	5/2/19	—	(10,968)

EUR	3,465,935	PLN	14,883,000	Goldman Sachs International	5/2/19	—	(7,201)

PLN	14,883,000	EUR	3,464,392	Citibank, N.A.	5/2/19	8,931	—

TRY	846,189	USD	150,300	BNP Paribas	5/2/19	—	(8,571)

TRY	6,608,421	USD	1,157,240	BNP Paribas	5/2/19	—	(50,387)

TRY	19,758,000	USD	3,310,729	Citibank, N.A.	5/2/19	—	(1,436)

TRY	2,664,000	USD	464,629	Citibank, N.A.	5/2/19	—	(18,433)

TRY	28,610,000	USD	5,014,723	Goldman Sachs International	5/2/19	—	(222,798)

TRY	26,516,000	USD	4,457,969	Standard Chartered Bank	5/2/19	—	(16,770)

TRY	8,839,835	USD	1,521,037	Standard Chartered Bank	5/2/19	—	(40,442)

TRY	257,879,351	USD	44,372,325	Standard Chartered Bank	5/2/19	—	(1,179,782)

TRY	95,929,918	USD	16,122,675	UBS AG	5/2/19	—	(55,250)

TRY	157,277,952	USD	26,433,269	UBS AG	5/2/19	—	(90,583)

USD	27,062,223	TRY	157,277,952	Standard Chartered Bank	5/2/19	719,537	—

USD	16,506,298	TRY	95,929,918	Standard Chartered Bank	5/2/19	438,873	—

USD	9,430,272	TRY	55,450,000	Standard Chartered Bank	5/2/19	142,880	—

USD	9,767,197	TRY	57,650,000	Standard Chartered Bank	5/2/19	111,324	—

USD	22,880,162	TRY	129,696,200	UBS AG	5/2/19	1,157,179	—

USD	16,821,136	TRY	100,085,761	UBS AG	5/2/19	57,644	—

USD	1,485,687	TRY	8,839,835	UBS AG	5/2/19	5,091	—

BRL	85,087,803	USD	21,566,878	Standard Chartered Bank	5/3/19	133,105	—

TRY	4,366,000	USD	763,616	Standard Chartered Bank	5/3/19	—	(32,785)

TRY	22,150,000	USD	3,857,572	Standard Chartered Bank	5/3/19	—	(149,851)

USD	21,366,343	BRL	85,087,803	Standard Chartered Bank	5/3/19	—	(333,640)

USD	4,455,198	TRY	26,516,000	Standard Chartered Bank	5/3/19	16,645	—

EUR	1,963,897	RSD	232,820,000	Citibank, N.A.	5/6/19	—	(9,590)

IDR	259,568,600,000	USD	18,370,035	JPMorgan Chase Bank, N.A.	5/6/19	—	(158,405)

RSD	200,000,000	EUR	1,675,042	Citibank, N.A.	5/6/19	21,712	—

RSD	32,819,784	EUR	275,496	Citibank, N.A.	5/6/19	2,864	—

USD	6,375,915	ZAR	91,505,480	JPMorgan Chase Bank, N.A.	5/6/19	—	(20,832)

USD	13,263,806	IDR	187,417,576,900	JPMorgan Chase Bank, N.A.	5/6/19	114,374	—

USD	5,095,541	IDR	72,000,000,000	JPMorgan Chase Bank, N.A.	5/6/19	43,939	—

ZAR	91,505,480	USD	6,338,261	Bank of America, N.A.	5/6/19	56,211	—

PHP	48,942,000	USD	929,573	Bank of America, N.A.	5/8/19	10,250	—

PHP	48,898,000	USD	929,266	Bank of America, N.A.	5/8/19	9,711	—

PHP	95,318,000	USD	1,810,924	Goldman Sachs International	5/8/19	19,446	—

PHP	47,659,000	USD	906,927	Goldman Sachs International	5/8/19	8,258	—

PHP	95,318,000	USD	1,810,924	Standard Chartered Bank	5/8/19	19,446	—

PHP	47,659,000	USD	905,419	Standard Chartered Bank	5/8/19	9,766	—

PHP	47,659,000	USD	905,462	Standard Chartered Bank	5/8/19	9,723	—

PHP	47,659,000	USD	906,927	Standard Chartered Bank	5/8/19	8,258	—

PLN	158,780,649	EUR	36,955,331	Citibank, N.A.	5/8/19	85,091	—

PLN	14,883,000	EUR	3,464,802	Goldman Sachs International	5/8/19	7,005	—

EUR	175,330	USD	199,822	Standard Chartered Bank	5/9/19	—	(3,068)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,062,193	EUR	1,780,024	Standard Chartered Bank	5/9/19	$64,665	$—

USD	857,071	EUR	739,798	Standard Chartered Bank	5/9/19	26,875	—

USD	203,123	EUR	175,330	Standard Chartered Bank	5/9/19	6,369	—

USD	4,458,913	ZAR	62,935,414	Bank of America, N.A.	5/9/19	62,503	—

USD	3,172,165	ZAR	45,092,065	Bank of America, N.A.	5/9/19	22,218	—

USD	2,077,932	ZAR	29,191,000	Citibank, N.A.	5/9/19	38,768	—

ZAR	91,505,480	USD	6,373,637	JPMorgan Chase Bank, N.A.	5/9/19	18,561	—

ARS	149,049,198	USD	3,337,047	Goldman Sachs International	5/13/19	—	(22,908)

ARS	207,322,000	USD	4,740,956	Goldman Sachs International	5/13/19	—	(131,109)

PHP	43,333,000	USD	827,124	Bank of America, N.A.	5/13/19	5,577	—

PHP	97,382,000	USD	1,856,841	BNP Paribas	5/13/19	14,483	—

PHP	46,830,000	USD	892,680	Goldman Sachs International	5/13/19	7,220	—

PHP	46,829,000	USD	893,002	Goldman Sachs International	5/13/19	6,879	—

PHP	45,614,000	USD	870,745	Goldman Sachs International	5/13/19	5,788	—

PHP	48,547,000	USD	926,646	JPMorgan Chase Bank, N.A.	5/13/19	6,248	—

PHP	96,058,000	USD	1,829,502	UBS AG	5/13/19	16,379	—

PHP	48,029,000	USD	915,798	UBS AG	5/13/19	7,143	—

THB	271,197,138	USD	8,503,918	Standard Chartered Bank	5/13/19	—	(7,260)

THB	398,802,862	USD	12,505,246	Standard Chartered Bank	5/13/19	—	(10,676)

THB	400,406,000	USD	12,555,949	Standard Chartered Bank	5/13/19	—	(11,152)

THB	1,072,125,000	USD	33,626,069	Standard Chartered Bank	5/13/19	—	(36,187)

UGX	3,041,210,000	USD	814,901	Citibank, N.A.	5/13/19	—	(7,036)

PHP	46,869,000	USD	894,617	Citibank, N.A.	5/14/19	6,159	—

PHP	47,423,000	USD	905,451	Citibank, N.A.	5/14/19	5,973	—

PHP	23,435,000	USD	447,318	Citibank, N.A.	5/14/19	3,080	—

UGX	4,261,176,000	USD	1,142,406	Standard Chartered Bank	5/14/19	—	(10,680)

EUR	4,480,000	USD	5,073,089	Bank of America, N.A.	5/17/19	—	(42,201)

IDR	343,171,000,000	USD	24,001,329	Citibank, N.A.	5/20/19	53,076	—

UGX	4,193,109,000	USD	1,082,093	Standard Chartered Bank	5/20/19	30,321	—

USD	8,478,003	IDR	121,600,000,000	BNP Paribas	5/20/19	—	(45,490)

PLN	15,000,000	USD	3,941,256	Credit Agricole Corporate and Investment Bank	5/23/19	—	(14,036)

PLN	64,631,555	USD	16,981,968	Credit Agricole Corporate and Investment Bank	5/23/19	—	(60,476)

THB	77,300,000	USD	2,423,521	Standard Chartered Bank	5/24/19	—	(1,097)

THB	364,598,000	USD	11,430,838	Standard Chartered Bank	5/24/19	—	(5,082)

THB	347,577,000	USD	10,898,822	Standard Chartered Bank	5/24/19	—	(6,470)

CLP	756,000,000	USD	1,163,793	Bank of America, N.A.	5/28/19	—	(47,802)

RSD	575,749,588	EUR	4,831,330	JPMorgan Chase Bank, N.A.	5/28/19	39,330	—

THB	199,620,000	USD	6,258,681	Bank of America, N.A.	5/28/19	—	(2,435)

UGX	9,051,811,000	USD	2,429,364	Citibank, N.A.	5/28/19	—	(31,503)

TRY	8,839,835	USD	1,459,080	UBS AG	5/31/19	—	(3,836)

TRY	100,085,761	USD	16,519,891	UBS AG	5/31/19	—	(43,430)

USD	25,959,883	TRY	157,277,952	UBS AG	5/31/19	68,248	—

USD	15,833,939	TRY	95,929,918	UBS AG	5/31/19	41,627	—

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MAD	12,519,000	USD	1,298,988	Credit Agricole Corporate and Investment Bank	6/13/19	$—	$(8,064)

UGX	4,195,308,000	USD	1,086,867	Standard Chartered Bank	6/14/19	20,774	—

COP	1,200,000,000	USD	380,632	Bank of America, N.A.	6/19/19	—	(10,362)

UGX	4,679,050,000	USD	1,177,120	Citibank, N.A.	6/26/19	55,202	—

MYR	94,900,000	USD	23,282,630	Goldman Sachs International	7/3/19	—	(384,814)

UGX	4,788,440,000	USD	1,242,460	Standard Chartered Bank	7/8/19	14,781	—

MAD	20,154,000	USD	2,098,064	BNP Paribas	7/22/19	—	(31,742)

MYR	12,893,000	USD	3,147,090	Deutsche Bank AG	7/24/19	—	(37,414)

MYR	5,746,000	USD	1,410,927	Goldman Sachs International	7/24/19	—	(25,043)

USD	4,353,083	MYR	18,000,000	Deutsche Bank AG	7/24/19	11,645	—

USD	2,804,981	MYR	11,600,000	JPMorgan Chase Bank, N.A.	7/24/19	7,165	—

USD	4,345,517	MYR	18,000,000	JPMorgan Chase Bank, N.A.	7/24/19	4,078	—

USD	8,380,226	MYR	34,700,000	Standard Chartered Bank	7/24/19	10,896	—

CZK	672,927,322	EUR	26,003,537	Citibank, N.A.	7/29/19	128,955	—

HUF	12,351,800,000	EUR	38,251,975	Bank of America, N.A.	7/29/19	—	(192,239)

PLN	109,645,700	EUR	25,402,118	Citibank, N.A.	7/29/19	59,578	—

USD	1,613,949	EUR	1,394,111	Standard Chartered Bank	8/1/19	38,195	—

CZK	128,800,000	EUR	4,988,826	Bank of America, N.A.	8/2/19	10,145	—

MAD	1,872,000	USD	190,244	BNP Paribas	9/5/19	914	—

MAD	9,136,000	USD	942,828	BNP Paribas	9/5/19	—	(9,913)

UGX	20,607,219,477	USD	5,348,357	Citibank, N.A.	9/23/19	—	(63,818)

UGX	4,312,974,000	USD	1,125,809	Standard Chartered Bank	9/30/19	—	(22,030)

XOF	315,025,569	EUR	461,711	Societe Generale	9/30/19	8,550	—

XOF	186,020,000	EUR	272,697	ICBC Standard Bank PLC	10/4/19	4,776	—

UGX	5,310,877,000	USD	1,365,615	Citibank, N.A.	10/15/19	—	(12,339)

UGX	4,849,592,000	USD	1,252,154	Citibank, N.A.	10/15/19	—	(16,419)

UGX	10,119,111,000	USD	2,612,732	Citibank, N.A.	10/15/19	—	(34,260)

UGX	4,621,720,000	USD	1,197,337	Citibank, N.A.	10/25/19	—	(23,057)

UGX	7,475,040,000	USD	1,928,030	Standard Chartered Bank	10/31/19	—	(32,058)

XOF	309,966,000	EUR	454,496	ICBC Standard Bank PLC	11/5/19	5,114	—

UGX	3,233,200,000	USD	817,910	Standard Chartered Bank	1/30/20	—	(1,255)

TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(3,205,132)

TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,245,772)

TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(275,418)

TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(283,925)

TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(36,074)

TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(364,184)

TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(357,575)

TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(3,418,075)

UGX	20,323,327,000	USD	5,058,070	Citibank, N.A.	3/23/20	—	(3,649)

UGX	20,328,385,272	USD	5,058,070	Citibank, N.A.	3/25/20	—	(5,534)

UGX	1,857,890,000	USD	461,129	Standard Chartered Bank	4/14/20	—	(2,212)

UGX	4,543,680,000	USD	1,131,958	Citibank, N.A.	4/20/20	—	(11,698)

						$4,201,725	$(14,065,733)

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/22/19	COP	56,714,800	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$17,541,112	$(130,225)

5/22/19	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,020,722	(41,510)

5/22/19	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	1,977,268	(14,468)

5/22/19	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	11,443,594	(119,403)

5/22/19	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	10,594,541	(65,707)

5/22/19	COP	15,000,000	Republic of Colombia, 11.00%, 7/24/20	Bank of America, N.A.	4,639,295	(148)

						$(371,461)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	14	Short	6/17/19	$(1,444,734)	$(16,516)

10-Year USD Deliverable Interest Rate Swap	71	Short	6/17/19	(7,410,625)	(147,547)

U.S. 10-Year Treasury Note	32	Short	6/19/19	(3,957,500)	(42,000)

					$(206,063)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	$9,589	$—	$9,589

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	12,833	—	12,833

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,281,512	—	1,281,512

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	180,122	—	180,122

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays semi-annually)	1/2/25	$817,751	$—	$817,751

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	226,828	—	226,828

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	80,107	—	80,107

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(1,641)	—	(1,641)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	8,911	—	8,911

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(254,132)	(43,910)	(298,042)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	890,843	—	890,843

HUF	3,000,000	Receives	6-month HUF BUBOR (pays semi-annually)	2.36% (pays annually)	4/23/29	(869)	—	(869)

MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(42,349)	—	(42,349)

MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(50,147)	—	(50,147)

MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(83,585)	—	(83,585)

MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(161,130)	(17,332)	(178,462)

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(155,346)	(4,469)	(159,815)

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	789,557	(12,978)	776,579

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	699,815	—	699,815

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	94,697	—	94,697

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(280,577)	—	(280,577)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(674,939)	—	(674,939)

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(131,377)	(5,817)	(137,194)

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	267,617	(14,246)	253,371

MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(367,832)	—	(367,832)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	$111,630	$—	$111,630

PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	137,147	—	137,147

PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	(1,416)	—	(1,416)

PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	(342)	—	(342)

PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	47,694	—	47,694

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	18,847	—	18,847

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	112,488	—	112,488

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	180,077	—	180,077

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(31,140)	—	(31,140)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(32,961)	—	(32,961)

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(21,047)	—	(21,047)

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(33,278)	—	(33,278)

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	64,698	—	64,698

PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	129,045	—	129,045

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	607,616	—	607,616

USD	2,208	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	33,469	—	33,469

USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(9,445)	7	(9,438)

USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(11,191)	—	(11,191)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(6,370)	(21)	(6,391)

USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(11,096)	—	(11,096)

USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(29,844)	—	(29,844)

USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(19,725)	180	(19,545)

USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(9,737)	—	(9,737)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	112	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	$(10,164)	$(165)	$(10,329)

USD	447	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(39,272)	—	(39,272)

USD	220	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(19,033)	—	(19,033)

ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	28,933	—	28,933

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	283,428	—	283,428

ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	73,764	—	73,764

ZAR	71,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.08% (pays quarterly)	4/24/29	15,676	—	15,676

Total						$4,714,709	$(98,751)	$4,615,958

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,887,293

Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(34,354)

Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	66,687

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	264,152

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	65,507

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	19,225

Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(12,110)

Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	90,417

Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,098,461

Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	172,031

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	19,377

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	$72,216

Citibank, N.A.	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	2/7/24	41,940

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	75,157

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(23,417)

Citibank, N.A.	THB	870,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	22,610

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(15,653)

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	94,686

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	1,422

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	34,537

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(4,329)

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	277,084

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	146,967

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	256,704

Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	231,637

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	339,657

HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(33,677)

HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	78,888

JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	5,186

JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	22,068

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	39,810

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	20,510

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	20,528

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	$45,488

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	39,798

JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	12,400

JPMorgan Chase Bank, N.A.	MYR	12,220	Pays	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	3/14/24	5,672

JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	147,213

JPMorgan Chase Bank, N.A.	THB	148,560	Pays	6-month THB Fixing Rate (pays semi-annually)	1.92% (pays semi-annually)	2/28/24	(8,096)

Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(45,487)

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	274,744

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	594,727

Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	2,320

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	29,651

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	18,899

Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	18,752

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	19,601

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	198,713

							$6,695,612

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$1,240	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(132,274)	$163,908	$31,634

Turkey	3,220	1.00% (pays quarterly)(1)	9/20/19	2.54	(15,583)	7,404	(8,179)

Total	$4,460				$(147,857)	$171,312	$23,455

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$4,078	$(3,011)	$1,067

South Africa	150	1.00% (pays quarterly)(1)	12/20/19	(509)	(584)	(1,093)

South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(359)	(554)	(913)

South Africa	500	1.00% (pays quarterly)(1)	9/20/20	(1,466)	(2,136)	(3,602)

Total				$1,744	$(6,285)	$(4,541)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.38%	$(16,425)	$90,299	$73,874

Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	2.54	(36,924)	24,576	(12,348)

Total		$9,230				$(53,349)	$114,875	$61,526

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(1,028)	$(888)	$(1,916)

South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(1,026)	(1,029)	(2,055)

South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(354)	(719)

South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(473)	(838)

South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(389)	(754)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(343)	(487)	(830)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(343)	(405)	(748)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	JPMorgan Chase Bank, N.A.	$100	1.00% (pays quarterly)(1)	3/20/20	$(365)	$(547)	$(912)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(395)	(760)

South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(365)	(382)	(747)

Total					$(4,930)	$(5,349)	$(10,279)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,690,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(807,252)

Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,187,983)

						$(1,995,235)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	$89,838

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	53,158

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	74,848

Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 94,530,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	39,112

Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 99,688,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	36,170

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(3,464,713)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(8,978,475)

Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	35,632

Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	68,855

				$(12,045,575)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ARLLMONP	–	Argentina Blended Policy Rate

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

ARS	–	Argentine Peso

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

XOF	–	West African CFA Franc

ZAR	–	South African Rand

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $908,542,382)	$878,355,334

Affiliated investment, at value (identified cost, $44,698,820)	44,698,820

Cash	3,326,989

Deposits for derivatives collateral —

Financial futures contracts	535,600

Centrally cleared derivatives	28,910,369

OTC derivatives	1,170,520

Foreign currency, at value (identified cost, $10,016,008)	10,020,101

Interest receivable	13,205,378

Dividends receivable from affiliated investment	94,369

Receivable for investments sold	87,202

Receivable for variation margin on open centrally cleared derivatives	3,440,665

Receivable for open forward foreign currency exchange contracts	4,201,725

Receivable for open swap contracts	7,344,222

Upfront payments on open non-centrally cleared swap contracts	5,349

Tax reclaims receivable	4,074

Total assets	$995,400,717

Liabilities

Cash collateral due to broker	$1,170,520

Payable for variation margin on open financial futures contracts	26,013

Payable for open forward foreign currency exchange contracts	14,065,733

Payable for open swap contracts	14,638,173

Upfront receipts on open non-centrally cleared swap contracts	114,875

Payable for open non-deliverable bond forward contracts	371,461

Payable to affiliates:

Investment adviser fee	523,143

Trustees’ fees	4,003

Accrued foreign capital gains taxes	405,036

Accrued expenses	550,596

Total liabilities	$31,869,553

Net Assets applicable to investors’ interest in Portfolio	$963,531,164

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $1,960,382)	$30,667,446

Dividends from affiliated investment	1,503,727

Total investment income	$32,171,173

Expenses

Investment adviser fee	$2,881,929

Trustees’ fees and expenses	24,584

Custodian fee	535,750

Legal and accounting services	89,077

Interest expense and fees	94,337

Miscellaneous	15,006

Total expenses	$3,640,683

Net investment income	$28,530,490

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(4,140,937)

Investment transactions — affiliated investment	1,608

Financial futures contracts	(759,072)

Swap contracts	(6,129,735)

Foreign currency transactions	3,760,291

Forward foreign currency exchange contracts	(2,963,903)

Non-deliverable bond forward contracts	2,177,031

Net realized loss	$(8,054,717)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $348,112)	$25,162,884

Investments — affiliated investment	13,818

Financial futures contracts	(591,101)

Swap contracts	14,726,613

Foreign currency	175,274

Forward foreign currency exchange contracts	7,973,747

Non-deliverable bond forward contracts	(157,812)

Net change in unrealized appreciation (depreciation)	$47,303,423

Net realized and unrealized gain	$39,248,706

Net increase in net assets from operations	$67,779,196

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$28,530,490	$55,706,743

Net realized loss	(8,054,717)	(63,707,765)

Net change in unrealized appreciation (depreciation)	47,303,423	(78,286,663)

Net increase (decrease) in net assets from operations	$67,779,196	$(86,287,685)

Capital transactions —

Contributions	$203,096,695	$374,720,915

Withdrawals	(90,614,834)	(122,344,587)

Net increase in net assets from capital transactions	$112,481,861	$252,376,328

Net increase in net assets	$180,261,057	$166,088,643

Net Assets

At beginning of period	$783,270,107	$617,181,464

At end of period	$963,531,164	$783,270,107

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.82	%(2)(3)	0.87	%(3)	0.81	%(4)	0.91	%(4)	0.95	%(4)	0.92	%(4)

Net investment income	6.42	%(2)	7.22%		5.90%		5.94%		5.88%		5.53%

Portfolio Turnover	15	%(5)	52%		40%		73%		47%		97%

Total Return	8.51	%(5)	(9.33)%		8.23%		16.39%		(17.07)%		0.00	%(6)

Net assets, end of period (000’s omitted)	$963,531		$783,270		$617,181		$348,304		$280,052		$423,532

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% of average daily net assets for each of the six months ended April 30, 2019 and the year ended October 31, 2018.

(4)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07% and 0.06% for the years ended October 31, 2017, 2016, 2015 and 2014, respectively.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 88.9%, 8.8%, 1.2% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on

37

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

38

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

O  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $2,881,929 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

39

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $255,925,637 and $73,325,310, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$957,544,936

Gross unrealized appreciation	$14,793,969

Gross unrealized depreciation	(62,720,865)

Net unrealized depreciation	$(47,926,896)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments.

At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $29,111,019. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $28,459,475 at April 30, 2019.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

40

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$4,078 *	$5,344,189 *	$7,204,694 *	$12,552,961

Receivable for open forward foreign currency exchange contracts	—	4,201,725	—	4,201,725

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	7,270,348	7,270,348

Total Asset Derivatives	$4,078	$9,545,914	$14,475,042	$24,025,034

Derivatives not subject to master netting or similar agreements	$4,078	$5,344,189	$7,204,694	$12,552,961

Total Asset Derivatives subject to master netting or similar agreements	$—	$4,201,725	$7,270,348	$11,472,073

Not applicable	$(150,191)*	$(5,679,693)*	$(2,696,048)*	$(8,525,932)

Payable for open forward foreign currency exchange contracts	—	(14,065,733)	—	(14,065,733)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(58,279)	(1,995,235)	(12,620,311)	(14,673,825)

Payable for open non-deliverable bond forward contracts	—	—	(371,461)	(371,461)

Total Liability Derivatives	$(208,470)	$(21,740,661)	$(15,687,820)	$(37,636,951)

Derivatives not subject to master netting or similar agreements	$(150,191)	$(5,679,693)	$(2,696,048)	$(8,525,932)

Total Liability Derivatives subject to master netting or similar agreements	$(58,279)	$(16,060,968)	$(12,991,772)	$(29,111,019)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

41

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,569,896	$(2,569,896)	$—	$—	$—	$—

Barclays Bank PLC	1,391,587	(38,315)	—	(1,170,520)	182,752	1,170,520

BNP Paribas	15,397	(15,397)	—	—	—	—

Citibank, N.A.	968,828	(968,828)	—	—	—	—

Credit Suisse International	34,537	(5,059)	—	—	29,478	—

Deutsche Bank AG	435,696	(329,257)	(106,439)	—	—	—

Goldman Sachs International	987,081	(987,081)	—	—	—	—

HSBC Bank USA, N.A.	111,503	(33,677)	—	—	77,826	—

ICBC Standard Bank PLC	9,890	—	—	—	9,890	—

JPMorgan Chase Bank, N.A.	605,957	(605,957)	—	—	—	—

Nomura International PLC	901,442	—	(901,442)	—	—	—

Societe Generale	8,550	—	—	—	8,550	—

Standard Chartered Bank	2,078,398	(2,078,398)	—	—	—	—

UBS AG	1,353,311	(193,099)	(1,066,839)	—	93,373	—

	$11,472,073	$(7,824,964)	$(2,074,720)	$(1,170,520)	$401,869	$1,170,520

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(4,500,610)	$2,569,896	$1,575,746	$—	$(354,968)	$—

Barclays Bank PLC	(38,315)	38,315	—	—	—	—

BNP Paribas	(146,103)	15,397	109,843	—	(20,863)	—

Citibank, N.A.	(2,273,077)	968,828	1,304,249	—	—	—

Credit Agricole Corporate and Investment Bank	(82,576)	—	82,576	—	—	—

Credit Suisse International	(5,059)	5,059	—	—	—	—

Deutsche Bank AG	(329,257)	329,257	—	—	—	—

Goldman Sachs International	(16,442,193)	987,081	15,455,112	—	—	—

HSBC Bank USA, N.A.	(33,677)	33,677	—	—	—	—

JPMorgan Chase Bank, N.A.	(2,434,886)	605,957	1,742,508	—	(86,421)	—

Morgan Stanley & Co. International PLC	(45,487)	—	—	—	(45,487)	—

Standard Chartered Bank	(2,586,680)	2,078,398	508,282	—	—	—

UBS AG	(193,099)	193,099	—	—	—	—

	$(29,111,019)	$7,824,964	$20,778,316	$—	$(507,739)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,170,520

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

42

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(759,072)

Swap contracts	96,961	—	(6,226,696)

Forward foreign currency exchange contracts	—	(2,963,903)	—

Non-deliverable bond forward contracts	—	—	2,177,031

Total	$96,961	$(2,963,903)	$(4,808,737)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(591,101)

Swap contracts	138,031	122,954	14,465,628

Forward foreign currency exchange contracts	—	7,973,747	—

Non-deliverable bond forward contracts	—	—	(157,812)

Total	$138,031	$8,096,701	$13,716,715

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$30,381,000	$1,787,951,000	$47,934,000	$777,833,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

43

Emerging Markets Local Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$599,212,102	$—	$599,212,102

Foreign Corporate Bonds	—	10,656,320	—	10,656,320

Sovereign Loans	—	3,343,481	—	3,343,481

Short-Term Investments —

Foreign Government Securities	—	220,829,769	—	220,829,769

U.S. Treasury Obligations	—	44,313,662	—	44,313,662

Other	—	44,698,820	—	44,698,820

Total Investments	$—	$923,054,154	$—	$923,054,154

Forward Foreign Currency Exchange Contracts	$—	$9,545,914	$—	$9,545,914

Swap Contracts	—	14,479,120	—	14,479,120

Total	$—	$947,079,188	$—	$947,079,188

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(19,745,426)	$—	$(19,745,426)

Non-deliverable Bond Forward Contracts	—	(371,461)	—	(371,461)

Futures Contracts	(206,063)	—	—	(206,063)

Swap Contracts	—	(17,314,001)	—	(17,314,001)

Total	$(206,063)	$(37,430,888)	$—	$(37,636,951)

44

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

45

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

46

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019